SEGMENTED INFORMATION - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of operating segments [abstract]
Number of operating business groups	6
Number of reportable segments	7
Disclosure of operating segments [line items]
Revenue	$ 86,006	$ 95,924
Realized disposition gains in fair value changes or equity	1,223	634
Other income and gains	1,247	6,501
Asset management
Disclosure of operating segments [line items]
Revenue	10,043	10,219
Private Equity and Other
Disclosure of operating segments [line items]
Revenue	41,321	55,683
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	4,552	4,949
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	4,577	4,820
Elimination of intersegment amounts | Private Equity and Other
Disclosure of operating segments [line items]
Revenue	80	56
Revenue from construction contracts	$ 109	$ 89